Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 438	$ 369	$ 352
Post-employment benefits	15	9	26
Share-based payment	1	1	1
Compensation of key management personnel	$ 454	$ 379	$ 379